Remuneration of Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Remuneration of Non-management Directors and Senior Management
REMUNERATION OF NON-MANAGEMENT DIRECTORS

	2022	2021	2020
Fees earned	$2	$2	$2
REMUNERATION OF SENIOR MANAGEMENT (1)

	2022	2021	2020
Salary	$2	$2	$2
Common stock option based awards	12	10	9
Annual incentive plans	5	6	4
Long-term incentive plans	18	19	14
	$37	$37	$29
(1)Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.